UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      10/7/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $      113,317
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
ABM Industries, Inc.     cs             000957100      313    14500          SOLE       N/A         0    n/a   14500
Automatic Data Proc      cs             053015103    2,539   60,409          SOLE       N/A         0    n/a  60,409
Ameren Corp.             cs             023608102      944   33,236          SOLE       N/A         0    n/a  33,236
Amer Electric Power      cs             025537101    1,140   31,460          SOLE       N/A         0    n/a  31,460
AFLAC Inc                cs             001055102    2,082   40,264          SOLE       N/A         0    n/a  40,264
Agrium Inc F             cs             008916108    1,241   16,555          SOLE       N/A         0    n/a  16,555
Amerigas Partners        oa             030975106    1,004   22,410          SOLE       N/A         0    n/a  22,410
Ares Capital Corp.       cs             04010L103      450   28,748          SOLE       N/A         0    n/a  28,748
American Express         cs             025816109      683   16,257          SOLE       N/A         0    n/a  16,257
Boeing                   cs             097023105    2,678   40,250          SOLE       N/A         0    n/a  40,250
Bank America             cs             060505104    1,531  116,829          SOLE       N/A         0    n/a 116,829
Bristol Myers            cs             110122108    2,079   76,682          SOLE       N/A         0    n/a  76,682
CF Industries Holdng     cs             125269100    2,045   21,415          SOLE       N/A         0    n/a  21,415
Cisco Systems            cs             17275R102    2,994  136,694          SOLE       N/A         0    n/a 136,694
Capitalsource Inc        cs             14055X102      458   85,792          SOLE       N/A         0    n/a  85,792
Chevron Texaco           cs             166764100      800    9,866          SOLE       N/A         0    n/a   9,866
Dominion Res Inc VA      cs             25746U109    1,606   36,785          SOLE       N/A         0    n/a  36,785
Diebold Incorporated     cs             253651103    1,606   51,650          SOLE       N/A         0    n/a  51,650
Du Pont EI De Nemour     cs             263534109    2,602   58,325          SOLE       N/A         0    n/a  58,325
D T E Energy Company     cs             233331107      263    5,725          SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    1,034   58,367          SOLE       N/A         0    n/a  58,367
I Shares Dow Div         ut             464287168    3,396   72,508          SOLE       N/A         0    n/a  72,508
Consolidated Edison      cs             209115104    1,808   37,497          SOLE       N/A         0    n/a  37,497
I Share Tr MSCI          ut             464287465    2,137   38,905          SOLE       N/A         0    n/a  38,905
Emerson Electric Co      cs             291011104    1,572   29,850          SOLE       N/A         0    n/a  29,850
Nicor Inc.               cs             654086107    1,464   31,961          SOLE       N/A         0    n/a  31,961
General Electric         cs             369604103    2,145  132,002          SOLE       N/A         0    n/a 132,002
Great Plains Energy      cs             391164100    1,456   77,029          SOLE       N/A         0    n/a  77,029
Health Care REIT         oa             42217K106      213    4,507          SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,068   85,283          SOLE       N/A         0    n/a  85,283
Hawaiian Elec Indus      cs             419870100      577   25,595          SOLE       N/A         0    n/a  25,595
Hewlett-Packard Co       cs             428236103      214    5,082          SOLE       N/A         0    n/a   5,082
Hospitality Pptys Tr     oa             44106M102    1,626   72,800          SOLE       N/A         0    n/a  72,800
Intel                    cs             458140100    2,703  140,762          SOLE       N/A         0    n/a 140,762
ISharesRussl1000Valu     cs             464287598    1,180   20,000          SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,307   25,450          SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,412   22,793          SOLE       N/A         0    n/a  22,793
JP Morgan Chase          cs             46625H100    2,955   77,635          SOLE       N/A         0    n/a  77,635
Kraft Foods              cs             50075N104      228    7,375          SOLE       N/A         0    n/a   7,375
Kimberly Clark           cs             494368103    1,826   28,066          SOLE       N/A         0    n/a  28,066
Kinder Morgan Energy     oa             494550106    3,903   56,980          SOLE       N/A         0    n/a  56,980
Kinder Morgan Mgmt       cs             49455U100    1,330   22,078          SOLE       N/A         0    n/a  22,078
Coca-Cola Co.            cs             191216100    2,999   51,246          SOLE       N/A         0    n/a  51,246
Lincoln National         cs             534187109    1,068   44,667          SOLE       N/A         0    n/a  44,667
Herman Miller Inc        cs             600544100      208   10,558          SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,337   38,482          SOLE       N/A         0    n/a  38,482
Altria Group Inc         cs             02209S103      464   19,320          SOLE       N/A         0    n/a  19,320
Monsanto Co New Del      cs             61166W101    1,253   26,150          SOLE       N/A         0    n/a  26,150
Nveen CA Mn Val Mf       cs             67062C107      431   45,532          SOLE       N/A         0    n/a  45,532
Nucor Corp               cs             670346105    2,630   68,850          SOLE       N/A         0    n/a  68,850
Oracle                   cs             68389X105    1,984   73,900          SOLE       N/A         0    n/a  73,900
Paccar                   cs             693718108      726   15,068          SOLE       N/A         0    n/a  15,068
Precision Castparts      cs             740189105    5,862   46,033          SOLE       N/A         0    n/a  46,033
Pfizer                   cs             717081103      676   39,390          SOLE       N/A         0    n/a  39,390
Proctor and Gamble       cs             742718109    2,976   49,617          SOLE       N/A         0    n/a  49,617
Progress Energy Inc      cs             743263105    2,016   45,385          SOLE       N/A         0    n/a  45,385
Philip Morris Intnl      cs             718172109    1,012   18,070          SOLE       N/A         0    n/a  18,070
Pinnacle West            cs             723484101      820   19,875          SOLE       N/A         0    n/a  19,875
Patient Portal Tech      cs             70322M105        4   51,600          SOLE       N/A         0    n/a  51,600
Penn West Energy Tr      cs             707885109    3,165  157,707          SOLE       N/A         0    n/a 157,707

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
The Southern Company     cs             842587107    1,460   39,210          SOLE       N/A         0    n/a  39,210
A T & T Inc              cs             00206R102      226    7,895          SOLE       N/A         0    n/a   7,895
Integrys Energy Grp.     cs             45822P105      861   16,539          SOLE       N/A         0    n/a  16,539
Tyco Electronics         cs             H891P106       620   21,222          SOLE       N/A         0    n/a  21,222
Tyco                     cs             H89128104      779   21,222          SOLE       N/A         0    n/a  21,222
US Bancorp               cs             902973304      209    9,670          SOLE       N/A         0    n/a   9,670
Vulcan Materials Co.     cs             929160109      657   17,800          SOLE       N/A         0    n/a  17,800
Vanguard Value ETF       ut             922908744    2,428   49,860          SOLE       N/A         0    n/a  49,860
Vanguard Growth Idx      ut             922908736    1,816   33,038          SOLE       N/A         0    n/a  33,038
Walgreen                 cs             931422109    2,702   80,666          SOLE       N/A         0    n/a  80,666
Wells Fargo              cs             949746101    2,437   97,020          SOLE       N/A         0    n/a  97,020
Xcel Energy              cs             98389B100      271   11,795          SOLE       N/A         0    n/a  11,795
Exxon Mobil Corp.        cs             30231G102      608    9,837          SOLE       N/A         0    n/a   9,837